Note 19 - Financial Instruments (Details) - Valuation of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 19 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Liabilities measured at fair value on a recurring basis	$ 3,216	$ 2,599
Fair Value, Inputs, Level 3 [Member]
Note 19 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Liabilities measured at fair value on a recurring basis	$ 3,216	$ 2,599